Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 5,974,744	$ 5,511,549	$ 5,278,521
Cost of revenues	4,491,790	4,138,266	3,920,473
Gross profit	1,482,954	1,373,283	1,358,048
Operating expenses:
Research and development, net	424,420	435,650	395,087
Marketing and selling, net	359,141	326,020	291,751
General and administrative, net	330,285	313,047	267,362
Other operating income, net	0	(68,918)	(14,660)
Total operating expenses	1,113,846	1,005,799	939,540
Operating income	369,108	367,484	418,508
Financial expenses, net	(137,827)	(51,364)	(40,393)
Other income (expenses), net	(4,787)	(23,562)	5,336
Income before income taxes	226,494	292,558	383,451
Income taxes	(22,913)	(24,131)	(131,387)
Net income after taxes	203,581	268,427	252,064
Equity in net earnings of affiliated companies and partnerships	12,275	7,042	22,599
Net income	215,856	275,469	274,663
Less: net income attributable to non-controlling interests	(725)	(21)	(313)
Net income attributable to Elbit Systems Ltd.’s shareholders	$ 215,131	$ 275,448	$ 274,350
Earnings Per Share [Abstract]
Basic net earnings per share (in usd per share)	$ 4.85	$ 6.21	$ 6.21
Diluted net earnings per share (in usd per share)	$ 4.82	$ 6.18	$ 6.20
Weighted average number of shares used in computation of basic earnings per share (in shares)	44,375	44,322	44,204
Weighted average number of shares used in computation of diluted earnings per share (in shares)	44,592	44,581	44,278